Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
May 31, 2022
IND-NPRT1-0722
1.802177.118
Common Stocks - 98.5%
	Shares	Value ($)
Chemicals - 66.8%
Commodity Chemicals - 8.0%
LyondellBasell Industries NV Class A	250,200	28,585,350
Olin Corp.	466,000	30,658,140
Tronox Holdings PLC	1,903,203	34,276,686
		93,520,176
Diversified Chemicals - 0.7%
Huntsman Corp.	232,700	8,435,375
Fertilizers & Agricultural Chemicals - 16.3%
CF Industries Holdings, Inc.	605,600	59,815,112
Corteva, Inc.	783,911	49,088,507
FMC Corp.	58,517	7,173,014
Nutrien Ltd.	380,400	37,175,352
The Mosaic Co.	539,700	33,812,205
The Scotts Miracle-Gro Co. Class A (a)	41,800	3,955,116
		191,019,306
Industrial Gases - 16.4%
Air Products & Chemicals, Inc.	176,600	43,471,856
Linde PLC	455,486	147,887,194
		191,359,050
Specialty Chemicals - 25.4%
Albemarle Corp. U.S.	212,000	55,209,040
Ashland Global Holdings, Inc.	62,500	6,688,750
DuPont de Nemours, Inc.	490,117	33,254,438
Eastman Chemical Co.	70,400	7,755,264
Ecolab, Inc.	260,610	42,716,585
Element Solutions, Inc.	392,800	8,362,712
International Flavors & Fragrances, Inc.	232,315	30,705,074
Livent Corp. (a)(b)	335,997	10,681,345
PPG Industries, Inc.	185,200	23,425,948
RPM International, Inc.	119,700	10,545,570
Sherwin-Williams Co.	226,100	60,603,844
Wacker Chemie AG	38,500	6,883,790
		296,832,360
TOTAL CHEMICALS		781,166,267
Construction Materials - 4.4%
Construction Materials - 4.4%
Martin Marietta Materials, Inc.	63,800	21,652,444
Summit Materials, Inc. (b)	262,500	7,168,875
Vulcan Materials Co.	133,300	21,977,171
		50,798,490
Containers & Packaging - 6.9%
Metal & Glass Containers - 4.4%
Aptargroup, Inc.	91,400	9,788,026
Ball Corp.	294,100	20,848,749
Crown Holdings, Inc.	199,859	20,873,274
		51,510,049
Paper Packaging - 2.5%
Avery Dennison Corp.	101,400	17,497,584
Packaging Corp. of America	70,100	11,025,328
		28,522,912
TOTAL CONTAINERS & PACKAGING		80,032,961
Metals & Mining - 19.0%
Aluminum - 3.1%
Alcoa Corp.	579,300	35,754,396
Copper - 7.4%
First Quantum Minerals Ltd.	725,900	21,016,293
Freeport-McMoRan, Inc.	1,510,900	59,045,972
Lundin Mining Corp.	745,000	6,632,170
		86,694,435
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc.	43,100	1,936,483
Gold - 4.7%
Newmont Corp.	712,600	48,349,910
Royal Gold, Inc.	60,700	6,863,956
		55,213,866
Steel - 3.6%
Commercial Metals Co.	328,100	13,035,413
Reliance Steel & Aluminum Co.	106,700	20,742,480
Steel Dynamics, Inc.	99,400	8,486,772
		42,264,665
TOTAL METALS & MINING		221,863,845
Paper & Forest Products - 1.4%
Forest Products - 1.4%
Louisiana-Pacific Corp.	170,200	11,754,012
West Fraser Timber Co. Ltd.	53,900	4,973,024
		16,727,036
TOTAL COMMON STOCKS (Cost $752,878,559)		1,150,588,599

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	9,387,011	9,388,889
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	14,326,973	14,328,405
TOTAL MONEY MARKET FUNDS (Cost $23,717,294)		23,717,294

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $776,595,853)	1,174,305,893
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(5,398,674)
NET ASSETS - 100.0%	1,168,907,219

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,212,250	55,208,485	47,031,846	9,896	-	-	9,388,889	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	20,127,155	48,464,856	54,263,606	3,358	-	-	14,328,405	0.0%
Total	21,339,405	103,673,341	101,295,452	13,254	-	-	23,717,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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